Leases - Undiscounted Future Cash Flows Utilized in Calculation of Lease Liabilities (Details) - USD ($) $ in Thousands	May 31, 2021	Mar. 01, 2021
Operating Leases
June 1, 2021 to February 28, 2022	$ 4,446
2023	5,226
2024	4,362
2025	3,105
2026	2,461
Thereafter	4,661
Total	24,261
Less: Present value discount	(2,646)
Lease liabilities	21,615	$ 23,000
Finance Leases
June 1, 2021 to February 28, 2022	4,434
2023	3,291
2024	2,483
2025	20
Total	10,228
Less: Present value discount	(576)
Lease liabilities	$ 9,652